Commitments and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 9 — Commitments and Contingencies
Employee Retirement Plan: The Company has a 401(k) retirement plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to Internal Revenue Service limitations, with the Company matching a portion of the employees’ contributions at the discretion of the Company.
Milestone Payment: On December 27, 2022, the Company entered into a license and distribution agreement with SeaStar Medical Holding Corporation, (Nasdaq: ICU), a medical device company developing proprietary solutions to reduce the consequences of dysregulated immune responses including hyperinflammation on vital organs (“SeaStar”), appointing the Company as the exclusive U.S. distributor to promote, advertise, market, distribute and sell certain products. As a part of this agreement, the Company agreed to pay SeaStar, a milestone payment of $450,000, upon its receipt of a Human Device Exemption (HDE) approval from the U.S. Food and Drug Administration’s (FDA). This payment is due within 30 days after achievement of the milestone event. As of September 30, 2023, SeaStar had not obtained such HDE approval, but the Company believes approval is reasonably possible. No liability for this milestone payment has been recorded in the financial statements as of September 30, 2023.

Note 10—Commitments and Contingencies
Employee Retirement Plan
The Company has a 401(k) plan that provides a retirement benefit to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to Internal Revenue Service limitations, with the Company matching a portion of the employees’ contributions at the discretion of the Company. Matching contributions totaled $185,000 and $255,000 for the years ended December 31, 2022 and 2021, respectively.
Non-refundable Technology License Fee
On June 24, 2021, the Company entered into a research and development collaboration agreement with Koronis Biomedical Corporation (KBT) to design and develop an integrated continuous renal replacement therapy device. This agreement became effective on August 5, 2021, when KBT received approval of a $1.7 million grant from the National Institutes of Health (NIH) to support this project. As part of this agreement, the Company will pay KBT a non-refundable technology license fee of $428,160, payable in twelve equal monthly installments commencing on June 1, 2022. The Company has recorded a liability for the non-refundable technology license fee, with $178,400 included in Current Accounts Payable at December 31, 2022. The full amount of $428,160 was expensed and included in the Research and Development Expense line for the year ended December 31, 2021.